Share-Based Payment Arrangements - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Schedule of Number and Weighted Average Exercise Prices of Share Options [Abstract]
Weighted average exercise price, Outstanding beginning balance	$ 0.46	$ 0.52	$ 0.97
Number of options, Outstanding beginning balance	19,218,783	18,468,235	7,751,303
Weighted average exercise price, Exercisable	$ 0.45	$ 0.62	$ 0.97
Number of options, Exercisable	14,420,406	10,923,032	6,144,318
Weighted average exercise price, Expired and forfeited during the year	$ 0.84	$ 0.54	$ 0.82
Number of options, Expired and forfeited during the year	(2,004,460)	(2,026,452)	(418,068)
Weighted average exercise price, Granted during the year	$ 0.037	$ 0.19	$ 0.28
Number of options, Granted during the year	3,150,000	2,777,000	11,135,000
Weighted average exercise price, Outstanding ending balance	$ 0.36	$ 0.46	$ 0.52
Number of options, Outstanding ending balance	20,364,323	19,218,783	18,468,235